PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

a.Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Cost:

Buildings and land	$82,898	$91,908
Computers, software and electronic equipment	49,822	54,388
Network equipment	31,604	28,212
Office furniture and equipment	3,573	3,796
Vehicles	235	205
Leasehold improvements	2,405	4,010

	170,537	182,519
Accumulated depreciation	98,146	105,347

Depreciated cost	$72,391	$77,172